Segmental Information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue from sale of gold	$ 1,922	$ 2,032	$ 4,356
By-products revenue	80	81	154
Gross profit (loss)	410	325	784
Cost of sales	1,602	1,790	3,736
Amortisation	297	392	823
Capital expenditure	293	391	830
Total assets	6,604	7,180	7,219
South Africa
Disclosure of operating segments [line items]
Total assets	1,152	1,815	1,734
Continental Africa
Disclosure of operating segments [line items]
Total assets	3,109	3,089	3,153
Australasia
Disclosure of operating segments [line items]
Total assets	876	860	929
Americas
Disclosure of operating segments [line items]
Total assets	1,229	1,272	1,258
Other, including non-gold producing subsidiaries
Disclosure of operating segments [line items]
Total assets	238	144	145
Consolidated and Separate
Disclosure of operating segments [line items]
Revenue from sale of gold	2,208	2,248	4,809
By-products revenue	81	81	155
Gross profit (loss)	447	313	797
Cost of sales	1,852	2,018	4,177
Amortisation	379	463	959
Capital expenditure	335	454	953
Consolidated and Separate | South Africa
Disclosure of operating segments [line items]
Revenue from sale of gold	332	525	1,101
By-products revenue	6	8	15
Amortisation	42	80	133
Consolidated and Separate | South Africa | Continuing operations
Disclosure of operating segments [line items]
Capital expenditure	41	81	150
Consolidated and Separate | Continental Africa
Disclosure of operating segments [line items]
Revenue from sale of gold	972	884	1,895
By-products revenue	2	2	3
Amortisation	183	218	421
Consolidated and Separate | Continental Africa | Continuing operations
Disclosure of operating segments [line items]
Capital expenditure	139	191	409
Consolidated and Separate | Australasia
Disclosure of operating segments [line items]
Revenue from sale of gold	390	315	709
By-products revenue	1	1	2
Amortisation	63	53	130
Consolidated and Separate | Australasia | Continuing operations
Disclosure of operating segments [line items]
Capital expenditure	79	66	153
Consolidated and Separate | Americas
Disclosure of operating segments [line items]
Revenue from sale of gold	514	524	1,104
By-products revenue	72	70	135
Amortisation	89	110	273
Consolidated and Separate | Americas | Continuing operations
Disclosure of operating segments [line items]
Capital expenditure	75	114	234
Consolidated and Separate | Other, including non-gold producing subsidiaries
Disclosure of operating segments [line items]
Amortisation	2	2	2
Consolidated and Separate | Other, including non-gold producing subsidiaries | Continuing operations
Disclosure of operating segments [line items]
Capital expenditure	1	2	7
Consolidated and Separate | Corporate and Other [Member]
Disclosure of operating segments [line items]
Gross profit (loss)	15	2	2
Consolidated and Separate | Operating segments | Corporate and Other [Member]
Disclosure of operating segments [line items]
Cost of sales	(8)	(2)	(3)
Consolidated and Separate | Operating segments | South Africa
Disclosure of operating segments [line items]
Gross profit (loss)	(10)	(28)	(3)
Cost of sales	352	563	1,129
Consolidated and Separate | Operating segments | Continental Africa
Disclosure of operating segments [line items]
Gross profit (loss)	185	143	386
Cost of sales	788	742	1,513
Consolidated and Separate | Operating segments | Australasia
Disclosure of operating segments [line items]
Gross profit (loss)	100	66	159
Cost of sales	290	250	551
Consolidated and Separate | Operating segments | Americas
Disclosure of operating segments [line items]
Gross profit (loss)	157	130	253
Cost of sales	430	465	987
Equity-accounted investments
Disclosure of operating segments [line items]
Revenue from sale of gold	(286)	(216)	(453)
By-products revenue	(1)	0	(1)
Gross profit (loss)	(37)	12	(13)
Cost of sales	(250)	(228)	(441)
Amortisation	(82)	(71)	(136)
Capital expenditure	$ (42)	$ (63)	$ (123)